UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-9537
                                                     ---------------------

                   Colonial California Insured Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Russell L. Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3363
                                                           -------------------

                  Date of fiscal year end: November 30, 2003
                                           ------------------

                  Date of reporting period: May 31, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


COLONIAL CALIFORNIA
INSURED MUNICIPAL FUND


[photo of bridge]



SEMIANNUAL REPORT
MAY 31, 2003

PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:

The US bond market continued to reward investors with solid returns for the period covered by this report. As key economic indicators sent mixed signals, the US economy continued to struggle and interest rates declined. The Federal Reserve Board lowered a key short-term interest rate--the federal funds rate--in November, to 1.25%--a new record low.1 The yield on the 10-year US Treasury bond fell to a 45-year low of 3.3% near the end of the period. Although the environment was favorable to bonds, declining interest rates and relatively low inflation raised the fear of deflation for the first time since the 1930s.

Bonds reported gains across all sectors. Leadership rotated from higher quality bonds, which were the top performers in the previous period, to lower quality bonds. However, in the municipal sector, higher quality bonds generally outperformed high-yield issues.

The following report will provide you with more detailed information about the fund's performance and the investment strategies used by portfolio manager Paul Aston. For more information, please contact your financial advisor.

CONSOLIDATION AND A NEW NAME: COLUMBIA

On April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management). This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

As always, we thank you for choosing Colonial California Insured Municipal Fund and for giving us the opportunity to help you build a strong financial future.

/s/ Joseph R. Palombo

Joseph R. Palombo
President


--------------------------------------------------------------------------------
  MEET THE NEW PRESIDENT
  Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer and executive vice president of Columbia Management. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.
--------------------------------------------------------------------------------



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


1   On June 25, 2003, the Federal Reserve Board cut the federal funds rate to
    1.00%.

 Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT


For the six-month period ended May 31, 2003, Colonial California Insured Municipal Fund returned 9.60%, based on net asset value. The fund's peer group, the Lipper California Insured Municipal Debt Funds Category, averaged a 9.20% return.1 The fund benefited as economic concerns pushed interest rates lower and bond prices higher. Although California issued a record amount of new debt to meet budget shortfalls, the state's size and high marginal tax rate ensured strong demand especially for higher-quality insured issues.

The fund gained an edge from investing in higher-yielding securities and in longer-maturity zero coupon bonds, which appreciated nicely as interest rates declined. The prerefunding of several bond holdings also helped performance. Prerefunding occurs when an issuer sells new bonds and invests the proceeds in US Treasury securities that are pledged to pay off the older debt. This improves the bond's quality and boosts the value of the older bonds. The fund also benefited from being leveraged through its preferred shares, which paid out a variable rate that was well below what the fund was able to earn on its investments in higher yielding securities. However, airline bonds slightly hampered performance during the period as did short positions in US Treasury futures contracts, which are employed to reduce the overall duration of the fund.

Additions to the portfolio during the period included tobacco bonds, which are backed by settlement money from tobacco companies. They became attractive buys after their yields rose following a negative court ruling in Illinois. In addition, we also bought and sold options on US Treasury futures contracts in order to hedge the fund's exposure to interest rate volatility. We sold hospital bonds, which we believe has become a less attractive sector in California, and remain focused on revenue bonds, especially education, utilities and water and sewer issues. Additionally, we experienced some single family housing bonds being called away as a result of increased mortgage prepayment activity.

Overall, our expectation is that California should respond well to improving economic conditions. We think new issuance will remain high and demand strong. Recent credit downgrades, however, may boost the state's financing costs for new issuance. Our strategy will remain focused on income as we look for opportunities to add high-quality securities at advantageous prices.

/s/ Paul A. Aston

Paul A. Aston is the head of Columbia Management Group's tax-exempt fixed income quantitative strategy department and portfolio manager of Colonial California Insured Municipal Fund. Mr. Aston joined Columbia Management in 2002. Prior to January 1, 2003, Maureen G. Newman was the fund's manager.



Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale.

Tax-exempt investing offers current tax-free income, but it also involves certain risks. The value of the fund shares will be affected by interest rate changes and the creditworthiness of issues held in the funds. Investing in high yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer and rising interest rates.

Single-state municipal bond funds pose additional risks due to limited geographical diversification. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.


SIX MONTH TOTAL RETURNS
as of 5/31/03 (%)
Lipper California Insured Muni
Debt Funds Category Average     9.20
------------------------------------

PRICE PER SHARE as of 5/31/03 ($)
Net asset value                16.23
------------------------------------

Market price                   16.47
------------------------------------

SIX MONTH TOTAL RETURNS (%)
Net asset value                 9.60
------------------------------------

Market price                    3.76
------------------------------------


DISTRIBUTIONS DECLARED
PER COMMON SHARE
12/1/02-5/31/03 ($)
                                0.52
------------------------------------

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the Fund's ordinary income, and any market discount is taxable when distributed.

TOP 10 INDUSTRY SECTORS AS
OF 5/31/03 (%) (UNAUDITED)
Local general obligations       10.5
------------------------------------
Local appropriated              10.3
------------------------------------
Special property tax            10.2
------------------------------------
Water & sewer                    9.1
------------------------------------
Special non-property tax         8.9
------------------------------------
State general obligations        6.8
------------------------------------
Municipal electric               6.3
------------------------------------
Investor owned utility           4.7
------------------------------------
Assisted living/senior           4.1
------------------------------------
State appropriated               4.0
------------------------------------


QUALITY BREAKDOWN AS
OF 5/31/03 (%) (UNAUDITED)
AAA                             88.2
------------------------------------
A                                6.8
------------------------------------
BBB                              4.1
------------------------------------
CC                               0.2
------------------------------------
Non-Rated                        0.7
------------------------------------

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Sector breakdowns are calculated as a percentage of net assets.

Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this quality breakdown or invest in these sectors in the future.

INVESTMENT PORTFOLIO


May 31, 2003 (Unaudited)

MUNICIPAL BONDS - 98.5%                  PAR        VALUE
-----------------------------------------------------------

EDUCATION - 3.7%
State Community College Financing
   Authority, West Valley Mission
   Community College,
   Series 1997,
     5.625% 05/01/22                $2,000,000  $ 2,266,600
State Educational Facilities Authority,
   La Verne University, Series 2000,
     6.625% 06/01/20                   250,000      276,100
                                               ------------
                                                  2,542,700
                                               ------------

-----------------------------------------------------------
HEALTH CARE - 4.0%
CONGREGATE CARE RETIREMENT - 0.4%
Statewide Community Development
   Authority, Eskaton Village - Grass
   Valley, Series 2000,
     8.250% 11/15/31 (a)               250,000      273,615
                                               ------------

HOSPITALS - 3.6%
Abag Finance Authority for
   Nonprofit Corps., San Diego Hospital
   Association, Series 2001 A,
     6.125% 08/15/20                   250,000      268,333
Oakland, Harrison Foundation,
   Series 1999 A,
     6.000% 01/01/29                 1,000,000    1,155,420
State Health Facilities Financing Authority,
   Cedars-Sinai Medical Center,
   Series 1999 A,
     6.125% 12/01/30                   250,000      269,863
Statewide Community Development
   Authority, Catholic Healthcare West,
   Series 1999,
     6.500% 07/01/20                   500,000      547,475
Whittier Health Facility, Presbyterian
   Intercommunity Hospital, Series 2002,
     5.750% 06/01/31                   250,000      262,095
                                               ------------
                                                  2,503,186
                                               ------------

-----------------------------------------------------------
HOUSING - 10.9%
ASSISTED LIVING/SENIOR - 4.1%
Abag Finance Authority for Nonprofit Corps.:
   Odd Fellows Home, Series 1999,
     6.000% 08/15/24                 2,000,000    2,288,120
   St. Joe's Housing, Series 1999,
     6.200% 11/01/29                   500,000      555,515
                                               ------------
                                                  2,843,635
                                               ------------
MULTI-FAMILY - 3.8%
Abag Finance Authority
   for Nonprofit Corps., Civic Center
   Drive Apartments,
   Series 1999 A,
     5.875% 03/01/32                 2,500,000    2,646,250
                                               ------------




                                         PAR        VALUE
-----------------------------------------------------------

SINGLE FAMILY - 3.0%
State Housing Finance Agency,
   Series 1997 I,
     5.750% 02/01/29                 $ 680,000    $ 711,878
State Rural Home Mortgage Finance
   Authority:
   Series 1998 A,
     6.350% 12/01/29                   595,000      704,664
   Series 1998 B-4,
     6.350% 12/01/29                   645,000      667,369
                                               ------------
                                                  2,083,911
                                               ------------

-----------------------------------------------------------
OTHER - 2.4%
OTHER - 0.3%
Golden State Securitization Corp.,
   Tobacco Settlement, Series 2003 A-1,
     6.750% 06/01/39                   125,000      117,042
Statewide Financing Authority, Tobacco
   Settlement, Series 2002 B,
     6.000% 05/01/43                   100,000       83,756
                                               ------------
                                                    200,798
                                               ------------

REFUNDED/ESCROWED (b) - 2.1%
Los Angeles Department of
   Water & Power, Series 1999,
     6.100% 10/15/39                   750,000      929,145
Ontario Redevelopment Financing
   Authority, Ontario Redevelopment
   Project No. 1, Series 1993,
     5.800% 08/01/23                   500,000      513,195
                                               ------------
                                                  1,442,340
                                               ------------

-----------------------------------------------------------
RESOURCE RECOVERY - 3.7%
DISPOSAL - 3.7%
Sacramento City Financing Authority,
   Series 1999,
     5.875% 12/01/29                 1,250,000    1,475,513
Salinas Valley Solid Waste Authority,
   Series 2002,
     5.125% 08/01/22                   500,000      525,155
Sunnyvale Solid Waste Authority,
   Series 2003,
     4.500% 10/01/08                   500,000      548,340
                                               ------------
                                                  2,549,008
                                               ------------

-----------------------------------------------------------
TAX-BACKED - 50.7%
LOCAL APPROPRIATED - 10.3%
Del Norte County, Series 1999,
     5.400% 06/01/29                   500,000      552,375
Los Angeles County Schools,
   Series 1999 A:
     (c) 08/01/18                    2,020,000    1,040,724
     (c) 08/01/23                    2,220,000      846,131



See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)              PAR        VALUE
-----------------------------------------------------------

TAX-BACKED (CONTINUED)
LOCAL APPROPRIATED (CONTINUED)
Pacifica, Series 1999,
     5.875% 11/01/29                $1,500,000  $ 1,765,035
San Bernardino County,
   Medical Center Financing Project,
   Series 1994,
     5.500% 08/01/17                 2,500,000    2,977,375
                                               ------------
                                                  7,181,640
                                               ------------
LOCAL GENERAL OBLIGATIONS - 10.5%
Brea-Olinda Unified School District,
   Series 1999 A,
     5.600% 08/01/20                 1,000,000    1,147,400
Inglewood Unified School District,
   Series 1999 A,
     5.600% 10/01/24                 1,185,000    1,343,162
Los Angeles Unified School District,
   Series 2002,
     5.750% 07/01/16                   500,000      616,695
Pomona Unified School District,
   Series 2000,
     6.550% 08/01/29                 1,000,000    1,355,200
Union Elementary School District,
   Series 1999 A,
     (c) 09/01/18                    1,630,000      839,238
Upland Unified School District,
   Series 2001,
     (d) 08/01/25
     (5.125% 08/01/03)                 250,000      261,238
Vallejo City Unified School District,
   Series 2002 A,
     5.900% 02/01/21                   500,000      619,505
West Covina Unified School District,
   Series 2002 A,
     5.800% 02/01/21                   500,000      613,215
Yuba City Unified School District,
   Series 2000,
     (c) 09/01/18                    1,000,000      514,870
                                               ------------
                                                  7,310,523
                                               ------------
SPECIAL NON-PROPERTY TAX - 8.9%
PR Commonwealth of Puerto Rico
   Highway & Transportation Authority:
   Series 1996 Y,
     5.500% 07/01/36                 2,500,000    2,786,155
   Series 2002 E:
     5.500% 07/01/21                   250,000      299,375
     5.500% 07/01/23                 1,000,000    1,191,840
San Francisco City & County Hotel Tax
   Agency, Series 1994,
     6.750% 07/01/25                 1,000,000    1,074,530
VI Virgin Islands Public Finance Authority,
   Series 1999,
     6.500% 10/01/24                   750,000      863,415
                                               ------------
                                                  6,215,315
                                               ------------




                                         PAR        VALUE
-----------------------------------------------------------

SPECIAL PROPERTY TAX - 10.2%
Huntington Beach Community Facilities
   District, Grand Coast Resort,
   Series 2001,
     6.450% 09/01/31                 $ 100,000    $ 104,562
Orange County Community Facilities District,
   Ladera Ranch, Series 1999 A,
     6.700% 08/15/29                   200,000      215,626
Palmdale Elementary School District,
   Community Facilities District No. 90-1,
   Series 1999,
     5.800% 08/01/29                 1,500,000    1,751,880
Pittsburgh Redevelopment Agency,
   Los Medanos Project, Series 1999,
     (c) 08/01/21                    2,575,000    1,105,550
Rancho Cucamonga Redevelopment Agency,
   Series 1999,
     5.250% 09/01/20                 1,000,000    1,104,500
Ridgecrest, Ridgecrest Civic Center,
   Series 1999,
     6.250% 06/30/26                   500,000      548,785
San Jose Redevelopment Agency,
   Series 1997,
     5.625% 08/01/25                 1,000,000    1,132,430
Santa Clara Redevelopment Agency,
   Bayshore North Project,
   Series 1999 A,
     5.500% 06/01/23                 1,000,000    1,122,490
                                               ------------
                                                  7,085,823
                                               ------------
STATE APPROPRIATED - 4.0%
State Public Works Board, Department of
   Health Services, Series 1999 A,
     5.750% 11/01/24 (e)             2,500,000    2,757,375
                                               ------------

STATE GENERAL OBLIGATIONS - 6.8%
PR Commonwealth of Puerto Rico,
   Series 1997,
     5.375% 07/01/25                 2,100,000    2,397,108
State of California:
   Series 1999,
     5.750% 12/01/29                 1,000,000    1,089,290
   Series 2002,
     6.000% 02/01/17                 1,000,000    1,244,960
                                               ------------
                                                  4,731,358
                                               ------------

-----------------------------------------------------------
TRANSPORTATION - 2.6%
AIR TRANSPORTATION - 0.2%
Statewide Community Development Authority:
   United Airlines, Inc.:
   Series 1997 A,
     5.700% 10/01/33 (f)               250,000       93,130
   Series 2001,
     6.250% 10/01/35 (f)               250,000       34,252
                                               ------------
                                                    127,382
                                               ------------




See notes to investment portfolio.

May 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)              PAR        VALUE
-----------------------------------------------------------

TRANSPORTATION (CONTINUED)
AIRPORTS - 1.6%
Port of Oakland,
   Series 2000 K,
     5.750% 11/01/29                $1,000,000  $ 1,117,160
                                               ------------

PORTS - 0.4%
Port of Oakland,
   Series 2002 L,
     5.500% 11/01/20                   250,000      276,083
                                               ------------

TRANSPORTATION - 0.4%
San Francisco Bay Area Rapid Transit
   District, Series 1999,
     5.500% 07/01/34                   250,000      282,680
                                               ------------

-----------------------------------------------------------
UTILITY - 20.5%
INDEPENDENT POWER PRODUCER - 0.4%
PR Commonwealth of Puerto Rico Industrial,
   Educational, Medical & Environmental
   Cogeneration Facilities, AES Project,
   Series 2000,
     6.625% 06/01/26                   250,000      263,515
                                               ------------

INVESTOR OWNED - 4.7%
State Pollution Control Financing Authority:
   Pacific Gas & Electric Co.,
   Series 1996 A,
     5.350% 12/01/16                 1,000,000    1,119,110
   San Diego Gas & Electric Co.,
   Series 1991 A,
     6.800% 06/01/15                   500,000      580,300
   Southern California Edison Co.,
   Series 1999 B,
     5.450% 09/01/29                 1,500,000    1,606,650
                                               ------------
                                                  3,306,060
                                               ------------
MUNICIPAL ELECTRIC - 6.3%
GM Guam Power Authority,
   Series 1999 A,
     5.125% 10/01/29                 1,000,000    1,056,730
PR Puerto Rico Electric Power Authority,
   Series 1997 AA,
     5.375% 07/01/27                 2,500,000    2,772,450
State Department of Water Resources,
   Series 2002 A,
     5.500% 05/01/14                   500,000      586,000
                                               ------------
                                                  4,415,180
                                               ------------
WATER & SEWER - 9.1%
Culver City, Series 1999 A,
     5.700% 09/01/29                 1,500,000    1,730,745
Pico Rivera Water Authority,
   Series 1999 A,
     5.500% 05/01/29                 2,000,000    2,372,780
Placer County Water Agency,
   Series 1999,
     5.500% 07/01/29                 1,000,000    1,121,130




                                         PAR        VALUE
-----------------------------------------------------------

Pomona Public Financing Authority,
   Series 1999 AC,
     5.500% 05/01/29                $1,000,000  $ 1,123,970
                                               ------------
                                                  6,348,625
                                               ------------

TOTAL MUNICIPAL BONDS
   (cost of $59,295,301) (g)                     68,504,162
                                               ------------

PURCHASED PUT OPTION - 0.2%
-----------------------------------------------------------

U.S. Treasury Notes,
   Strike Price $116.00,
      Expires 08/31/03                 164,000      112,750
                                               ------------
   (cost of $164,902)

TOTAL INVESTMENTS - 98.7%
   (cost of $59,460,203)                         68,616,912
                                               ------------

OTHER ASSETS & LIABILITIES, NET - 1.3%              907,754
-----------------------------------------------------------

NET ASSETS* - 100.0%                            $69,524,666
                                               ============

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At May 31, 2003, this security amounted to $273,615, which represents 0.4% of net assets.

    Additional information on this security is as follows:

                                               Acquisition    Acquisition
    Security                                      Date           Cost
--------------------------------------------------------------------------------
    Statewide Community Development
      Authority, Eskaton Village - Grass
      Valley, Series 2000,
      8.250% 11/15/31                           09/08/00        $250,000

(b) The Fund has been informed that the issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
(c) Zero coupon bond.
(d) Step coupon bond. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.
(e) This security, or a portion thereof with a total market value of $573,534, is being used to collateralize open futures contracts and written options.
(f) As of May 31, 2003, the Fund held securities of certain issuers, that have filed for bankruptcy protection under Chapter 11, representing 0.2% of net assets. This issuer is in default of certain debt covenants. Income is not being accrued.
(g) Cost for federal income tax purposes is $59,380,493.

Written options open at May 31, 2003:

                               # of
         Type             Contracts     Premium     Value
-----------------------------------------------------------
Call - 10-Year U.S. Treasury Notes,
  Strike Price $119.00
  Expires 08/31/03              123    $104,386   $155,672
Put - 10-Year U.S. Treasury Notes,
  Strike Price $114.00
  Expires 08/31/03              123      62,745     38,437
                                ---    --------   --------
Total Written Options           246    $167,131   $194,109
                                ---    --------   --------




See notes to financial statements.

May 31, 2003 (Unaudited)


NOTES TO INVESTMENT PORTFOLIO (CONTINUED):
-------------------------------------------------------------
Short futures contracts open at May 31, 2003

                                                Unrealized
                      Par Value                Appreciation
                     Covered By   Expiration  (Depreciation)
       Type           Contracts      Month      at 05/31/03
-------------------------------------------------------------
10-Year Municipal
  Bond Index       $2,700,000      Jun-2003      $(104,773)
10-Year U.S. Treasury
  Notes             7,300,000      Sept-2003       (51,399)
15-Year U.S. Treasury
  Bonds             1,000,000      Sept-2003        11,510
                                                 ---------
                                                 $(144,662)
                                                 ---------

Summary of Securities by Insurer:

                                                 % of
        Insurer                            Total Investments
-------------------------------------------------------------
MBIA Insurance Corp.                              37.5%
Financial Security Assurance, Inc.                17.4
Ambac Assurance Corp.                             18.5
Financial Guaranty Insurance Corp.                13.4
FNMA Collateralized                                1.4
ACA Financial Guaranty Corp.                       0.8
                                                  ----
                                                  89.0%
                                                  ----

            Acronym                     Name
        ---------------  ----------------------------------
             Abag        Association of Bay Area Government

*  Net assets represent both Common Shares and Auction
   Preferred Shares.




See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES

May 31, 2003 (Unaudited)


ASSETS:
Investments, at cost                            $59,460,203
                                               ------------
Investments, at value                           $68,616,912
Cash                                                392,509
Receivable for:
   Interest                                         962,093
   Futures variation margin                           9,719
Expense reimbursement due from Advisor                3,405
Deferred Trustees' compensation plan                  1,520
                                               ------------
   Total Assets                                  69,986,158
                                               ------------

LIABILITIES:
Written call options, at value
   (premiums received $104,386)                     155,672
Written put options, at value
   (premiums received $62,745)                       38,437
Payable for:
   Distributions - common shares                    227,050
   Distributions - preferred shares                   1,541
   Management fee                                    21,429
   Transfer agent fee                                 1,756
Deferred Trustees' fees                               1,520
Other liabilities                                    14,087
                                               ------------
   Total Liabilities                                461,492
                                               ------------


Auction Preferred Shares (978 shares issued
   and outstanding at $25,000 per share)        $24,450,000
                                               ------------

COMPOSITION OF NET ASSETS
   APPLICABLE TO COMMON SHARES:
Paid-in capital - common shares                 $39,328,647
Undistributed net investment income                  71,919
Accumulated net realized loss                    (3,310,969)
Net unrealized appreciation on:
   Investments                                    9,156,709
   Futures contracts                               (144,662)
   Written options                                  (26,978)
                                               ------------
Net assets at value applicable to 2,777,623
   common shares of beneficial interest
   outstanding                                  $45,074,666
                                               ============

Net asset value per common share                $     16.23
                                               ============




STATEMENT OF OPERATIONS



For the Six Months Ended May 31, 2003
(Unaudited)



INVESTMENT INCOME:
Interest                                        $ 1,732,269
                                               ------------


EXPENSES:
Management fee                                      219,797
Pricing and bookkeeping fees                         24,939
Trustees' fees                                        2,948
Preferred shares remarketing commissions             30,480
Transfer agent fee                                   15,617
Custody fee                                           2,128
Other expenses                                       28,958
                                               ------------
   Total Expenses                                   324,867
Fees and expenses waived or reimbursed
   by the Advisor                                  (136,811)
Custody earnings credit                              (1,933)
                                               ------------
   Net Expenses                                     186,123
                                               ------------
Net Investment Income                             1,546,146
                                               ------------


NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS, FUTURES CONTRACTS
   AND WRITTEN OPTIONS:
Net realized gain (loss) on:
   Investments                                       37,519
   Futures contracts                             (1,312,746)
                                               ------------
      Net realized loss                          (1,275,227)
                                               ------------
Net change in unrealized appreciation/depreciation on:
   Investments                                    4,120,549
   Futures contracts                               (223,482)
   Written options                                  (26,978)
                                               ------------
      Net change in unrealized
         appreciation/depreciation                3,870,089
                                               ------------
Net Gain                                          2,594,862
                                               ------------

Net Increase in Net Assets from Operations        4,141,008
                                               ------------


LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                         (120,379)
                                               ------------

Net Increase in Net Assets from Operations
   Applicable to Common Shares                  $ 4,020,629
                                               ------------




See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS



                                  (UNAUDITED)
                                  SIX MONTHS
                                     ENDED      YEAR ENDED
                                    MAY 31,    NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:   2003          2002
------------------------------------------------------------
OPERATIONS:
Net investment income            $ 1,546,146    $ 3,255,254
Net realized loss on investments
   and futures contracts          (1,275,227)      (548,063)
Net change in unrealized appreciation/
   depreciation on investments,
   futures contracts and
   written options                 3,870,089       (739,273)
                                ------------   ------------
Net Increase from Operations       4,141,008      1,967,918
                                ------------   ------------

LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income          (120,379)      (327,234)
                                ------------   ------------
Increase in Net Assets from
   Operations Applicable to
   Common Shares                   4,020,629      1,640,684
                                ------------   ------------

LESS DISTRIBUTIONS DECLARED TO
   COMMON SHAREHOLDERS:
From net investment income        (1,436,676)    (2,966,537)
                                ------------   ------------


SHARE TRANSACTIONS:
Distributions reinvested -
   common shares                      58,688         79,711
                                ------------   ------------
Total Increase (Decrease) in
   Net Assets Applicable to
   Common Shares                   2,642,641     (1,246,142)

NET ASSETS APPLICABLE
   TO COMMON SHARES:
Beginning of period               42,432,025     43,678,167
                                ------------   ------------
End of period (including
   undistributed net investment
   income of $71,919 and
   $82,828, respectively)        $45,074,666    $42,432,025
                                ============   ============




                                  (UNAUDITED)
                                  SIX MONTHS
                                     ENDED      YEAR ENDED
                                    MAY 31,    NOVEMBER 30,
NUMBER OF FUND SHARES:               2003          2002
------------------------------------------------------------
Common Shares:
Issued for distributions reinvested    3,725          5,458
Outstanding at:
   Beginning of period             2,773,898      2,768,440
                                ------------   ------------
   End of period                   2,777,623      2,773,898
                                ------------   ------------

Preferred Shares:
Outstanding at end of period             978            978
                                ------------   ------------





See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2003 (Unaudited)


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Colonial California Insured Municipal Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940 ("the Act"), as amended, as a non-diversified, closed-end management investment company. The Fund's investment goal is to provide current income generally exempt from ordinary federal income tax and California state personal income tax. The Fund is authorized to issue an unlimited number of common shares of beneficial interest and 978 Auction Preferred Shares ("APS").

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Premium and discount are being amortized and accreted, respectively, for all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to common shareholders are recorded on the ex-date.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2003 was 1.15%. For the six months ended May 31, 2003, the Fund declared dividends to Auction Preferred shareholders amounting to $120,379 representing an average APS dividend rate of 0.99%.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The following capital loss carryforwards, determined as of November 30, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

            YEAR OF                   CAPITAL LOSS
          EXPIRATION                  CARRYFORWARD
          ----------                  ------------
             2008                       $  5,151
             2010                        760,735
                                        --------
                                        $765,886
                                        --------

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
On April 1, 2003, Colonial Management Associates, Inc. ("Colonial"), the investment advisor to the Fund merged into the Columbia Management Advisors, Inc., ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

May 31, 2003 (Unaudited)


Columbia is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a fee to be paid monthly at the annual rate of 0.65% of the Fund's average weekly net assets, including assets applicable to the APS. Through November 30, 2004, Columbia has contractually agreed to waive a portion of the fee so that it will not exceed 0.35% annually.

PRICING AND BOOKKEEPING FEES:
Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average weekly net assets, including assets applicable to the APS, are more than $50 million, a monthly fee equal to the average weekly net assets, including assets applicable to the APS, of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended May 31, 2003, the annualized net asset based fee rate was 0.033%. The Fund also pays out-of-pocket costs for pricing services.

EXPENSE LIMITS:
Columbia has voluntarily agreed to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of management fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.20% annually of the Fund's average weekly net assets, including assets applicable to the APS. This arrangement may be modified or terminated by Columbia at any time.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $1,933 of custody fees were reduced by balance credits for the six months ended May 31, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PREFERRED SHARES
The Fund currently has outstanding 978 APS. The APS are redeemable at the option of the Fund on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Fund is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Fund is required to meet more stringent asset coverage requirements under the terms of the APS Agreement and in accordance with the guidelines prescribed by the APS' rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Fund may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the APS. At May 31, 2003, there were no such restrictions on the Fund.

NOTE 5. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
During the six months ended May 31, 2003, purchases and sales of investments, other than short-term obligations, were $728,445 and $1,825,167, respectively.

Unrealized appreciation (depreciation) at May 31, 2003, based on cost of investments for federal income tax purposes, was:

 Gross unrealized appreciation                   $9,617,176
 Gross unrealized depreciation                     (380,757)
                                                 ----------
   Net unrealized appreciation                   $9,236,419
                                                 ==========

FUTURES CONTRACTS AND OPTIONS:
The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

May 31, 2003 (Unaudited)


Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

The Fund may write call and put options on futures it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss.

For the six months ended May 31, 2003, transactions in written options were as follows:
                                    NUMBER OF     PREMIUMS
                                    CONTRACTS     RECEIVED
                                    ---------     --------
Options Outstanding
   at November 30, 2002                   --      $     --
Options Written - Call                   123       104,386
Options Written - Put                    123        62,745
Options Closed                            --            --
Options Expired                           --            --
Options Exercised                         --            --
                                     -------      --------
Options Outstanding
   at May 31, 2003                       246      $167,131
                                     -------      --------

Refer to the Fund's Investment Portfolio for a summary of open futures contracts and written options at May 31, 2003.

OTHER:
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Board of Trustees.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):


                                                                (UNAUDITED)
                                                                SIX MONTHS
                                                                  ENDED            YEAR ENDED NOVEMBER 30,        PERIOD ENDED
                                                                  MAY 31,  -------------------------------------  NOVEMBER 30,
                                                                   2003        2002         2001         2000       1999 (a)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   15.30     $   15.78     $   15.16    $   14.29    $   14.33
                                                               ---------     ---------     ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               0.56(b)       1.17(b)(c)    1.19(b)      1.18(d)      0.05
Net realized and unrealized gain (loss) on investments,
   futures contracts and written options                            0.93         (0.46)(c)      0.59         1.07        (0.06)
                                                               ---------     ---------     ---------    ---------    ---------
   Total from Investment Operations                                 1.49          0.71          1.78         2.25        (0.01)
                                                               ---------     ---------     ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                                         (0.04)        (0.12)        (0.24)       (0.34)          --
                                                               ---------     ---------     ---------    ---------    ---------
   Total from Investment Operations Applicable
      to Common Shareholders                                        1.45          0.59          1.54         1.91        (0.01)
                                                               ---------     ---------     ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                         (0.52)        (1.07)        (0.92)       (0.90)          --
                                                               ---------     ---------     ---------    ---------    ---------
LESS SHARE TRANSACTIONS:
Offering costs-- common shares                                        --            --            --           --(e)     (0.03)
Commissions and offering costs-- preferred shares                     --            --            --        (0.14)          --
                                                               ---------     ---------     ---------    ---------    ---------
   Total Share Transactions                                           --            --            --        (0.14)       (0.03)
                                                               ---------     ---------     ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                                 $   16.23     $   15.30     $   15.78    $   15.16    $   14.29
                                                               =========     =========     =========    =========    =========
Market price per share-- common shares                         $   16.47     $   16.40     $   16.60    $   12.69    $   15.00
                                                               =========     =========     =========    =========    =========
Total return-- based on market value-- common shares (f)(g)        3.76%(h)      5.67%        38.91%      (9.86)%        0.00%(h)
                                                               =========     =========     =========    =========    =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (i)(j)                                                    0.86%(k)(l)   0.86%(l)      0.86%(l)     0.87%(l)     0.55%(k)
Net investment income before preferred stock dividends (i)(j)      7.15%(k)      7.57%(c)      7.58%        8.27%        4.12%(k)
Net investment income after preferred stock dividends (i)(j)       6.59%(k)      6.81%(c)      6.02%        5.93%        4.12%(k)
Voluntary waiver/reimbursement (j)                                 0.16%(k)       0.23%        0.22%        0.27%        1.08%(k)
Portfolio turnover rate                                               1%(h)        11%            7%          22%           0%(h)
Net assets, end of period (000's)-- common shares              $  45,075     $  42,432     $  43,678    $  41,947    $  34,382

(a) The Fund commenced investment operations on October 29, 1999. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change, for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 7.51% to 7.57% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 6.75% to 6.81%. The impact to the net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(e) Represents less than $0.01 per share.
(f) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(g) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(h) Not annualized.
(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(j) Ratios reflect average net assets available to common shares only.
(k) Annualized.
(l) Ratios calculated using average net assets of the Fund equals 0.55%.


ASSET COVERAGE REQUIREMENTS
                                                             INVOLUNTARY
                                            ASSET            LIQUIDATING           AVERAGE
                     TOTAL AMOUNT         COVERAGE           PREFERENCE         MARKET VALUE
                      OUTSTANDING         PER SHARE           PER SHARE           PER SHARE
---------------------------------------------------------------------------------------------
05/31/03 *           $24,450,000           $71,089              $25,002             $25,000
11/30/02              24,450,000            68,387               25,002              25,000
11/30/01              24,450,000            69,661               25,001              25,000
11/30/00 **           24,450,000            67,891               25,019              25,000

*  Unaudited.
** On December 10, 1999, the Fund began offering Auction Preferred Shares.


SHAREHOLDER MEETING RESULTS


RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 21, 2003, the Annual Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the following items listed on the Fund's Proxy Statement for said Meeting. On February 28, 2003, the record date of the Meeting, the Fund had 2,776,004 common shares outstanding. The votes were cast as follows:


        PROPOSAL 1.
        ELECTION OF TRUSTEES:                    FOR                 AGAINST
    ---------------------------------------------------------------------------
        Richard W. Lowry                      2,668,162              44,864
        William E. Mayer                      2,682,013              31,013
        Charles R. Nelson                     2,685,713              27,313

On February 28, 2003, the record date of the Meeting, the Fund had 978 preferred shares outstanding. The votes were cast as follows:


        PROPOSAL 1.
        ELECTION OF TRUSTEES:                    FOR                WITHHELD
    ---------------------------------------------------------------------------
        Douglas A. Hacker                        967                   11
        Richard W. Lowry                         967                   11
        William E. Mayer                         967                   11
        Charles R. Nelson                        967                   11
        Thomas E. Stitzel                        967                   11

DIVIDEND REINVESTMENT PLAN


COLONIAL CALIFORNIA INSURED MUNICIPAL FUND

Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional Common Shares of the Fund by EquiServe Trust Company, N.A. (the "Plan Agent"), as agent under the Plan, unless a Common Shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the Common Shareholder. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee, or unless the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to investors who elect not to participate (or whose broker or nominee elects not to participate) in the Plan will be paid by check mailed directly to the record holder by the Plan Agent, as dividend paying agent.

The Plan Agent will furnish each person who buys shares in the offering with written information relating to the Plan. Included in such information will be procedures for electing to receive distributions in cash (or, in the case of shares held in the name of a broker or nominee who does not participate in the Plan, procedures for having such shares registered in the name of the shareholder so that such shareholder may participate in the Plan).

If the Trustees of the Fund declare a dividend (including a capital gain dividend) payable either in shares or in cash, as holders of shares may have elected, then nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares valued as set forth below. Whenever a market price is equal to or exceeds net asset value at the time shares are valued for the purpose of determining the number of shares equivalent to the distribution, participants will be issued shares at the net asset value most recently determined as provided under "Net Asset Value" in the Fund's prospectus and its Statement of Additional Information, but in no event less than 95% of the market price. If the net asset value of the shares at such time exceeds the market price of shares at such time, or if the Fund should declare a dividend (including a capital gain dividend) payable only in cash, the Plan Agent will, as agent for the participants, use the cash that the shareholders would have received as a dividend to buy shares in the open market, the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend (including a capital gain dividend) had been paid in shares issued by the Fund. The Plan Agent will apply all cash received as a dividend (including a capital gain dividend) to purchase shares on the open market as soon as practicable after the payment date of such dividend, but in no event later than 30 days after such date, except where necessary to comply with applicable provisions of the federal securities laws.

There is no charge to participants for reinvesting dividends (including capital gain dividends). The Plan Agent's fees for handling the reinvestment of dividends (including capital gain dividends) will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends (including capital gain dividends).

The automatic reinvestment of dividends (including capital gain dividends) will not relieve participants of any income tax which may be payable on such dividends. The amount of the dividend for tax purposes may vary depending on whether the Fund issues new Common Shares or purchases them on the open market.

The Plan may be amended or terminated on 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed to EquiServe Trust Company, N.A., by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-730-6001.

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


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



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


TRANSFER AGENT

--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial California Insured Municipal Fund is:

EquiServe Trust Company, N.A.
150 Royall Street
Canton, MA  02021

The fund mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the fund.

Financial advisors who want additional information about the fund may speak to a representative at 800-426-3750.

This report has been prepared for shareholders of Colonial California Insured Municipal Fund.

COLONIAL CALIFORNIA INSURED MUNICIPAL FUND    SEMIANNUAL REPORT



                                                 IC-03/231O-0503 (07/03) 03/1850

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of June 20, 2003, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of our evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Colonial California Insured Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    August 6, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    August 6, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ J. Kevin Connaughton
                         ----------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date    August 6, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.